7. CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2019
Notes
7. CAPITAL AND RESERVES	7. CAPITAL AND RESERVES

(a)Authorized:

At December 31, 2019, the authorized share capital was comprised of an unlimited number of common shares.  The common shares do not have a par value.  All issued shares are fully paid.

(b)Share issuances:

i.On April 20, 2017, the Company completed a non-brokered private placement by issuing 2,500,000 common shares at a price of $0.09 per share for gross proceeds of $225,000. In connection with the financing, a total of $11,975 share issue costs were incurred.

ii.On July 12, 2017, the Company completed a non-brokered private placement by issuing 10,170,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,017,000. Each Unit consists of one common share and one non-transferrable warrant. Each warrant entitles the holder to purchase one additional common share for a 3-year period at a price of $0.15. The warrants were ascribed a value of $391,154.

In connection with the financing, a total of $46,348 share issue costs were incurred.

iii.On March 26, 2018, the Company completed a non-brokered private placement by issuing 6,875,000 units (“Unit”) at a price of $0.08 per Unit for gross proceeds of $550,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 2-year period at a price of $0.12.  The warrants were ascribed a value of $172,137.

In connection with the financing, a total of $19,019 share issue costs were incurred.

i.On November 9, 2018, the Company closed the first tranche of a non-brokered private placement by issuing 10,000,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $500,000, and on December 17, 2018 closed the second tranche of $232,000 by issuing 4,640,000 units at a price of $0.05 per Unit. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.10 until November 9, 2021 for the first tranche and until December 17, 2021 for the second tranche.  The warrants were ascribed a value of $179,897 and $78,612 respectively. If however the closing price of the Company’s shares are $0.20 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

In connection with the financing, a total of $36,825 share issue costs were incurred.

ii.On February 25, 2019, the Company completed the third tranche of a non-brokered private placement by issuing 2,000,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $100,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 3 year period at a price of $0.10. The warrants were ascribed a value of $35,234. If however the closing price of the Company’s shares are $0.20 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

In connection with the financing, a total of $29,673 share issue costs were incurred.

iii.On December 18, 2019, the Company completed a non-brokered private placement by issuing 3,640,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $182,000. Each Unit consists of one common share and one half of one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.05 until December 18, 2021. The warrants were ascribed a value of $42,000.

In connection with the financing, a total of $24,360 share issue costs were incurred.

(c)Share Purchase Option Compensation Plan:

The Company has established a stock option plan whereby the Company may grant options to directors, officers, employees and consultants of up to 10% of the common shares outstanding at the time of grant. The exercise price, term and vesting period of each option are determined by the board of directors within regulatory guidelines.

Stock option transactions and the number of stock options for the year ended December 31, 2019 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2018	Granted	Exercised	cancelled	2019
March 3, 2019	$0.165	200,000	-	-	(200,000)	-
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
Tuesday, April 26, 2022	$0.10	1,310,000	-	-	-	1,310,000
Tuesday, March 14, 2023	$0.10	1,800,000	-	-	-	1,800,000
Sunday, March 26, 2023	$0.10	40,000	-	-	-	40,000
Sunday, January 07, 2024	$0.05	-	183,000	-	-	183,000
Options outstanding		6,940,000	183,000	-	(200,000)	6,923,000
Options exercisable		6,940,000	183,000	-	(200,000)	6,923,000
Weighted average exercise price		$0.12	$0.05	$Nil	$0.165	$0.12

As of December 31, 2019, the weighted average contractual remaining life is 1.95 years (December 31, 2018 – 2.81 years).

Stock option transactions and the number of stock options for the year ended December 31, 2018 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2017	Granted	Exercised	cancelled	2018
October 16, 2018	$0.10	1,145,000	-	-	(1,145,000)	-
March 3, 2019 *	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
Tuesday, April 26, 2022	$0.10	1,310,000	-	-	-	1,310,000
Tuesday, March 14, 2023	$0.10	-	1,800,000	-	-	1,800,000
Sunday, March 26, 2023	$0.10	-	40,000	-	-	40,000
Options outstanding		6,245,000	1,840,000	-	(1,145,000)	6,940,000
Options exercisable		6,245,000	1,840,000	-	(1,145,000)	6,940,000
Weighted average exercise price		$0.12	$0.10	$Nil	$0.10	$0.12

Stock options transactions and the number of stock options for the year ended December 31, 2017 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2016	Granted	Exercised	cancelled	2017
January 27, 2017	$0.30	100,000	-	-	(100,000)	-
April 10, 2017	$0.30	720,000	-	-	(720,000)	-
July 15, 2017	$0.10	300,000	-	-	(300,000)	-
October 16, 2018	$0.10	1,145,000	-	-	-	1,145,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
Tuesday, April 26, 2022	$0.10	-	1,310,000	-	-	1,310,000
Options outstanding		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Options exercisable		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Weighted average exercise price		$0.15	$0.10	$Nil	$0.25	$0.12

The weighted average assumptions used to estimate the fair value of options for the years ended December 31, 2019, 2018 and 2017 were:

	2019	2018	2017
Risk-free interest rate	1.33%	1.25%	1.21%
Expected life	5 years	5 years	5 years
Expected volatility	123.92%	130.43%	141.88%
Expected dividend yield	Nil	Nil	Nil

Option pricing models require the input of highly subjective assumptions including the expected price volatility.  Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable measure of the fair value of the Company’s share purchase options.

(d)Finder’s Options:

The continuity of finder’s options for the year ended December 31, 2019 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.10	411,250	-	-	(411,250)	-
Outstanding		411,250	-	-	(411,250)	-
Weighted average exercise price		$0.10	$Nil	$Nil	$0.10	$Nil

As of December 31, 2019, the weighted average contractual remaining life is Nil years (December 31, 2018 – 0.51 years).

The continuity of finder’s options for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.10	99,000	-	-	(99,000)	-
July 4, 2019(1)	$0.10	411,250	-	-	-	411,250
Outstanding		510,250	-	-	(99,000)	411,250
Weighted average exercise price		$0.10	$Nil	$Nil	$0.10	$0.10

The continuity of finder’s options for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
August 22, 2017	$0.25	152,600	-	-	(152,600)	-
July 14, 2018	$0.10	99,000	-	-	-	99,000
July 4, 2019	$0.10	411,250	-	-	-	411,250
Outstanding		662,850	-	-	(152,600)	510,250
Weighted average exercise price		$0.13	$Nil	$Nil	$0.25	$0.10

The weighted average assumptions used to estimate the fair value of finder’s options for the years ended December 31, 2019, 2018 and 2017 were:

	2019	2018	2017
Risk-free interest rate	Nil	Nil	Nil
Expected life	Nil	Nil	Nil
Expected volatility	Nil	Nil	Nil
Expected dividend yield	Nil	Nil	Nil

(e)Warrants:

The continuity of warrants for the year ended December 31, 2019 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.15	13,547,000	-	-	(13,547,000)	-
March 26, 2020 *	$0.12	6,875,000	-	-	-	6,875,000
July 12, 2020	$0.15	10,170,000	-	-	-	10,170,000
November 9, 2021 (1)	$0.10	10,000,000	-	-	-	10,000,000
December 17, 2021 (1)	$0.10	4,640,000	-	-	-	4,640,000
February 25, 2022 (1)	$0.10	-	2,000,000	-	-	2,000,000
December 18, 2021	$0.05	-	1,820,000	-	-	1,820,000
Outstanding		45,232,000	3,820,000	-	(13,547,000)	35,505,000
Weighted average exercise price		$0.13	$0.08	$Nil	$0.15	$0.12

*Subsequently, these warrants expired unexercised.

(1)These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.20 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

As of December 31, 2019, the weighted average contractual life is 1.20 years (December 31, 2018 – 1.62 years).

The continuity of warrants for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.15	10,920,000	-	-	(10,920,000)	-
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	10,170,000	-	-	-	10,170,000
March 26, 2020	$0.12	-	6,875,000	-	-	6,875,000
November 9, 2021 (1)	$0.10	-	10,000,000	-	-	10,000,000
December 17, 2021 (1)	$0.10	-	4,640,000	-	-	4,640,000
Outstanding		34,637,000	21,515,000	-	(10,920,000)	45,232,000
Weighted average exercise price		$0.15	$0.11	$Nil	$0.15	$0.13

The continuity of warrants for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
March 28, 2017	$0.40	4,000,000	-	-	(4,000,000)	-
August 22, 2017	$0.40	4,400,000	-	-	(4,400,000)	-
October 4, 2017	$0.25	7,990,000	-	-	(7,990,000)	-
July 14, 2018	$0.15	10,920,000	-	-	-	10,920,000
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	-	10,170,000	-	-	10,170,000
Outstanding		40,857,000	10,170,000	-	(16,390,000)	34,637,000
Weighted average exercise price		$0.22	$0.15	$Nil	$0.33	$0.15

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2019, 2018 and 2017 were:

	2019	2018	2017
Risk-free interest rate	1.55%	1.14%	0.71%
Expected life	2.52 years	2.68 years	3 years
Expected volatility	118.63%	108.87%	116.49%
Expected dividend yield	Nil	Nil	Nil